SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 176,554
Ending Balance	216,161		$ 176,554
Net book value	216,161		176,554
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	235,504		198,495
Additions	53,774	[1]	37,118	[2]
Disposals			(108)
Ending Balance	289,277		235,504
Net book value	289,277		235,504
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(58,950)		(51,419)
Ending Balance	(73,116)		(58,950)
Depletion and depreciation	14,166		7,531
Net book value	(73,116)		(58,950)
Development and production assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	176,516
Ending Balance	216,092		176,516
Net book value	216,092		176,516
Development and production assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	234,126		197,116
Additions	53,713	[1]	37,112	[2]
Disposals			(102)
Ending Balance	287,839		234,126
Net book value	287,839		234,126
Development and production assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(57,610)		(50,095)
Ending Balance	(71,747)		(57,610)
Depletion and depreciation	14,137		7,515
Net book value	(71,747)		(57,610)
Processing and other equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	38
Ending Balance	69		38
Net book value	69		38
Processing and other equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,378		1,379
Additions	60	[1]	5	[2]
Disposals			(6)
Ending Balance	1,438		1,378
Net book value	1,438		1,378
Processing and other equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,340)		(1,324)
Ending Balance	(1,369)		(1,340)
Depletion and depreciation	29		16
Net book value	$ (1,369)		$ (1,340)

[1]	Includes non-cash additions of $140 from capitalized stock-based compensation and $462 from assets related to ARO liabilities.
[2]	Includes non-cash additions of $29 from capitalized stock-based compensation and $(4) from assets related to ARO liabilities.